Related party transactions (Tables)	12 Months Ended
Mar. 30, 2013
Related Party Transactions [Abstract]
Balance Related to Related Parties
Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder	$262	$1,803	$2,539
Management fees to a related party	180	158	—
Consultant fees to a related party	165	165	161
Expense reimbursement to a related party	241	238	238
Interest expense on cash advance received from controlling shareholder	308	609	797
Wholesale distribution service payments to a related party	3	11	—
Balances:
Accounts payable to supplier related to shareholder	31	170	539
Accounts payable to related parties	65	69	32
Interest payable on cash advance received from controlling shareholder	14	47	57